Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 42,072	$ 51,453
Transfers from Level 3 to Level 2	0	0
Transfers from Level 2 to Level 3	0	0
Mortgage loans, at fair value under fair value option	582	0
Financing receivables	10,967	11,482
Fair value option, debt securities	159	164
Funds withheld assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value option, assets carrying amount	4,160	3,632
Mortgage loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing receivables	591
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Mortgage loans, at fair value under fair value option	582
Unobservable Inputs | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities	$ 9	$ 2